Segment Reporting - Net Sales by Geography (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								9 Months Ended		12 Months Ended
	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2011	Feb. 28, 2011	Nov. 30, 2010	Aug. 31, 2010	Feb. 28, 2013	Feb. 29, 2012	May 31, 2012		May 31, 2011		May 31, 2010
Net sales by geography:
Net sales	$ 739.5	$ 708.9	$ 725.1	$ 664.6	$ 715.2	$ 678.0	$ 698.3	$ 640.7	$ 2,269.0	$ 2,098.6	$ 2,838.1		$ 2,732.2	[1]	$ 2,698.0	[1],[2]
United States [Member]
Net sales by geography:
Net sales									1,395.9	1,273.8	1,713.3		1,659.2		1,644.1	[2]
Europe [Member]
Net sales by geography:
Net sales									521.5	520.3	702.7		697.8		724.5	[2]
Prior period sales adjustments to conform to current presentation															(4.3)
International [Member]
Net sales by geography:
Net sales									351.6	304.5	422.1	[3]	375.2	[3]	329.4	[2],[3]
Prior period sales adjustments to conform to current presentation															$ 4.3

[1]	New product categories were adopted in order to more closely represent the way the Company reports sales and markets products. Certain amounts have been reclassified to conform to the current presentation.
[2]	Certain amounts have been adjusted to conform to the current presentation. Specifically, International net sales increased, and Europe net sales decreased, $4.3 million for the year ended May 31, 2010. The current presentation aligns with how the Company presently manages and markets its products.
[3]	International primarily includes Canada, South America, Mexico and the Asia Pacific region.